Postretirement Benefits (Tables)	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Periodic Benefit Cost
The net periodic benefit cost for the three months ended December 30, 2016 and December 25, 2015 was as follows:

	Three Months Ended
(in thousands)	December 30, 2016	December 25, 2015
Service cost	$512	$474
Interest cost	948	1,036
Expected return on plan assets	(1,650)	(1,580)
Amortization of actuarial loss	326	180
Net periodic benefit cost	$136	$110

The net periodic benefit cost for the periods presented was as follows:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Service cost	$1,894	$2,509	$2,783
Interest cost	4,143	4,784	4,850
Expected return on plan assets	(6,318)	(6,803)	(6,265)
Amortization of actuarial loss	722	88	—
Net periodic benefit cost	$441	$578	$1,368
Weighted-average assumptions used to determine net periodic pension cost during the period:
Discount rate	4.2%	4.2%	4.6%
Expected return on plan assets	7.0%	7.0%	7.0%
Rate of compensation increase	N/a	N/a	N/a

Schedule of Amounts Amortized from Accumulated Other Comprehensive Loss
The amounts amortized from accumulated other comprehensive loss is as follows:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Amortization of unrecognized actuarial loss	$722	$88	$—

Schedule of Change in Benefit Obligations and Plan Assets
The change in the benefit obligations, plan assets and the amounts recognized on the consolidated balance sheets was as follows:

Change in benefit obligations:
Benefit obligations as of September 26, 2014	$116,648
Service cost	2,509
Interest cost	4,784
Actuarial loss	1,542
Benefits and administrative expenses paid	(4,283)
Benefit obligations as of September 25, 2015	121,200
Service cost	1,894
Interest cost	4,143
Actuarial loss	10,542
Benefits and administrative expenses paid	(4,627)
Benefit obligations as of September 30, 2016	$133,152

Change in plan assets:
Fair value of plan assets as of September 26, 2014	$99,820
Actual return on plan assets	(3,566)
Employer contributions	1,103
Benefits and administrative expenses paid	(4,283)
Fair value of plan assets as of September 25, 2015	93,074
Actual return on plan assets	9,122
Employer contributions	411
Benefits and administrative expenses paid	(4,627)
Fair value of plan assets as of September 30, 2016	$97,980
Funded status as of September 30, 2016	$(35,172)

Schedule of Amounts Recognized in Balance Sheet

	September 30, 2016	September 25, 2015
Amounts recognized in the consolidated balance sheets consist of:
Pension liabilities	$(35,172)	$(28,126)
Net amount recognized	$(35,172)	$(28,126)

Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Net actuarial loss	$(28,205)	$(21,189)
Total loss recognized	$(28,205)	$(21,189)

Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	3.5%	4.2%
Rate of compensation increase	N/a	N/a

Schedule of Allocation of Plan Assets
Pension plans have the following weighted-average asset allocations:

	September 30, 2016	September 25, 2015
Asset Category:
Equity securities	52%	59%
Debt securities	33%	40%
Cash and cash equivalents	15%	1%
Total	100%	100%
The Company’s asset allocations by level within the fair value hierarchy for the years ended September 30, 2016 and September 25, 2015, are presented in the table below for the Company’s defined benefit plans.

	September 30, 2016				September 25, 2015
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity securities:
U.S. equity securities	$—	$28,798	$—	$28,798	$9,635	$26,682	$—	$36,317
Non-U.S. equity securities	—	21,754	—	21,754	—	18,990	—	18,990
Fixed income securities:
Government and government agency securities	—	7,688	—	7,688	—	17,890	—	17,890
Corporate debt securities	—	16,230	—	16,230	—	18,791	—	18,791
Mortgage and other asset-backed securities	—	8,454	—	8,454	—	376	—	376
Cash and cash equivalents	15,056	—	—	15,056	710	—	—	710
Total	$15,056	$82,924	$—	$97,980	$10,345	$82,729	$—	$93,074

Schedule of Future Benefit Payments
Benefit payments, which reflect future expected service as appropriate, are expected to be paid in each fiscal year as follows:

(in thousands)
2017	$4,926
2018	5,338
2019	5,659
2020	6,040
2021	6,358
2022-2026	35,361